                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                              ----------
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Abacus Advisors LLC
Address: 147 East 48th Street
         New York, New York 10017

Form 13F File Number: 28-12956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Raich
Title: President
Phone: 212-230-9800

Signature, Place, and Date of Signing:


       /s/ Robert Raich                New York, New York        May 16, 2011
----------------------------------   ----------------------   -----------------
        [Signature]                       [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          78

Form 13F Information Table Value Total:    $639,034
                                         (thousands)

List of Other Included Managers:  NONE

                                    Form 13F
                                Information Table

                                                                                                             Voting Authority
                                                         Value      Shares/   Sh/ Put/ Invstmt    Other  ---------------------------
Name of Issuer               Title of class    CUSIP    (x$1000)    Prn Amt   Prn Call Dscretn Managers      Sole    Shared    None
------------------------   ----------------- --------- --------- ------------ --- ---- ------- -------- ------------ ------ --------
-
ABBOTT LABS                      COM        002824100      278        5,662   SH       Sole                   5,662
ACE LTD                          SHS        H0023R105   30,880      477,278   SH       Sole                 449,088           28,190
ALLERGAN INC                     COM        018490102    1,577       22,205   SH       Sole                  22,205
ALTRIA GROUP INC                 COM        02209S103    1,984       76,222   SH       Sole                  76,222
AMERICAN EXPRESS CO              COM        025816109    1,145       25,340   SH       Sole                  25,340
AON CORP                         COM        037389103   25,927      489,566   SH       Sole                 456,096           33,470
APACHE CORP                      COM        037411105   27,497      210,027   SH       Sole                 196,667           13,360
APPLE INC                        COM        037833100    2,345        6,728   SH       Sole                   6,728
AUTOMATIC DATA PROCESSING IN     COM        053015103    1,904       37,116   SH       Sole                  37,116
AXIS CAPITAL HOLDINGS            SHS        G0692U109   13,448      385,108   SH       Sole                 381,828            3,280
BANK OF NEW YORK MELLON CORP     COM        064058100      656       21,967   SH       Sole                  21,967
BAXTER INTL INC                  COM        071813109   22,664      421,497   SH       Sole                 391,767           29,730
BERKSHIRE HATHAWAY INC DEL      CL A        084670108      626            5   SH       Sole                       5
BERKSHIRE HATHAWAY INC DEL    CL B NEW      084670702    1,068       12,770   SH       Sole                  12,770
BIOGEN IDEC INC                  COM        09062X103      513        6,980   SH       Sole                   6,980
BROADRIDGE FINL SOLUTIONS IN     COM        11133T103   25,574    1,127,122   SH       Sole               1,055,372           71,750
CALIPER LIFE SCIENCES INC        COM        130872104    3,736      552,595   SH       Sole                 522,851           29,744
CHECK POINT SOFTWARE TECH LT     ORD        M22465104   29,044      568,924   SH       Sole                 528,624           40,300
CHEVRON CORP NEW                 COM        166764100      752        6,995   SH       Sole                   6,995
CHUBB CORP                       COM        171232101    7,543      123,029   SH       Sole                 120,729            2,300
CISCO SYS INC                    COM        17275R102    1,800      104,950   SH       Sole                 104,950
CITIGROUP INC                    COM        172967101       46       10,346   SH       Sole                  10,346
COCA COLA CO                     COM        191216100      330        4,979   SH       Sole                   4,979
COMCAST CORP NEW                 CL A       20030N101   28,285    1,144,199   SH       Sole               1,053,224           90,975
CONOCOPHILLIPS                   COM        20825C104      966       12,095   SH       Sole                  12,095
COOPER INDUSTRIES PLC            SHS        G24140108   12,384      190,824   SH       Sole                 177,144           13,680
CROWN CASTLE INTL CORP           COM        228227104    2,471       58,075   SH       Sole                  58,075
CVS CAREMARK CORPORATION         COM        126650100   17,418      507,513   SH       Sole                 471,043           36,470
DEVON ENERGY CORP NEW            COM        25179M103   19,985      217,772   SH       Sole                 199,782           17,990
DG FASTCHANNEL INC               COM        23326R109   22,060      685,310   SH       Sole                 643,130           42,180
DISNEY WALT CO                COM DISNEY    254687106      253        5,860   SH       Sole                   5,860
DOMINION RES INC VA NEW          COM        25746U109      254        5,682   SH       Sole                   5,682
ENCANA CORP                      COM        292505104      293        8,485   SH       Sole                   8,485
EXXON MOBIL CORP                 COM        30231G102    2,771       32,941   SH       Sole                  32,941
F M C CORP                     COM NEW      302491303   11,823      139,214   SH       Sole                 127,614           11,600
FEDEX CORP                       COM        31428X106   19,224      205,494   SH       Sole                 192,384           13,110
FLEXIBLE SOLUTIONS INTL INC      COM        33938T104      622      420,600   SH       Sole                 420,600
GENERAL ELECTRIC CO              COM        369604103      291       14,497   SH       Sole                  14,497
GOLDCORP INC NEW                 COM        380956409      485        9,730   SH       Sole                   9,730

GOLDMAN SACHS GROUP INC            COM        38141G104      313        1,975 SH         Sole                  1,975
GOOGLE INC                         CL A       38259P508   25,946       44,219 SH         Sole                 41,569         2,650
HOLOGIC INC                        COM        436440101   18,225      820,951 SH         Sole                748,841        72,110
IMAX CORP                          COM        45245E109   14,889      465,570 SH         Sole                436,140        29,430
INTERNATIONAL BUSINESS MACHS       COM        459200101    1,113        6,824 SH         Sole                  6,824
JABIL CIRCUIT INC                  COM        466313103    1,716       83,972 SH         Sole                 83,972
JOHNSON & JOHNSON                  COM        478160104    4,033       68,064 SH         Sole                 59,564         8,500
JPMORGAN  CHASE & CO               COM        46625H100    2,171       47,100 SH         Sole                 47,100
KINDER MORGAN MANAGEMENT LLC       SHS        49455U100   20,246      308,669 SH         Sole                284,729        23,940
KOHLS CORP                         COM        500255104      252        4,750 SH         Sole                  4,750
KRAFT FOODS INC                    CL A       50075N104    2,127       67,818 SH         Sole                 62,018         5,800
LIFE TECHNOLOGIES CORP             COM        53217V109   24,647      470,190 SH         Sole                434,190        36,000
MARKEL CORP                        COM        570535104      747        1,803 SH         Sole                  1,803
MERCK & CO INC NEW                 COM        58933Y105      786       23,801 SH         Sole                 23,801
MICROSOFT CORP                     COM        594918104   29,882    1,176,935 SH         Sole              1,099,985        76,950
ORACLE CORP                        COM        68389X105   27,596      825,418 SH         Sole                781,748        43,670
PHILIP MORRIS INTL INC             COM        718172109    3,887       59,227 SH         Sole                 59,227
PROCTER & GAMBLE CO                COM        742718109      897       14,554 SH         Sole                 14,554
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297        4          120 SH         Sole                    120
REGIONS FINANCIAL CORP NEW         COM        7591EP100      407       56,016 SH         Sole                 56,016
SCHLUMBERGER LTD                   COM        806857108    2,661       28,532 SH         Sole                 28,532
ST JUDE MED INC                    COM        790849103   25,565      498,730 SH         Sole                465,660        33,070
STATE STR CORP                     COM        857477103   17,526      389,987 SH         Sole                363,887        26,100
STRYKER CORP                       COM        863667101      736       12,110 SH         Sole                 12,110
THERMO FISHER SCIENTIFIC INC       COM        883556102   28,455      512,242 SH         Sole                476,142        36,100
TIME WARNER INC                  COM NEW      887317303      333        9,329 SH         Sole                  9,329
UNILEVER PLC                   SPON ADR NEW   904767704    1,613       52,665 SH         Sole                 52,665
UNION BANKSHARES INC               COM        905400107    2,538      133,299 SH         Sole                133,299
WALGREEN CO                        COM        931422109      392        9,767 SH         Sole                  9,767
WEATHERFORD INTERNATIONAL LT     REG SHS      H27013103      221        9,775 SH         Sole                  9,775
WELLS FARGO & CO NEW               COM        949746101      363       11,460 SH         Sole                 11,460
WESTERN UN CO                      COM        959802109   20,227      973,837 SH         Sole                906,367        67,470
WILLIAMS COS INC DEL               COM        969457100   14,667      470,412 SH         Sole                439,312        31,100
ISHARES TR                   MSCI EAFE INDEX  464287465      234        3,890 SH         Sole                  3,890
ISHARES TR                    RUSSELL1000GRW  464287614      489        8,080 SH         Sole                  8,080
POWERSHARES QQQ TRUST           UNIT SER 1    73935A104      215        3,750 SH         Sole                  3,750
SPDR GOLD TRUST                  GOLD SHS     78463V107      881        6,300 SH         Sole                  6,300
SPDR S&P 500 ETF TR              TR UNIT      78462F103      829        6,250 SH         Sole                  6,250
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858      283        5,790 SH         Sole                  5,790